Operating Lease (Tables)	6 Months Ended
Jun. 30, 2025
Operating Lease [Abstract]
Schedule of Operating Lease Related Assets and Liabilities and Other Information

The table below presents the operating lease related assets and liabilities recorded on the condensed consolidated balance sheets.

	June 30, 2025	December 31, 2024

Right of use assets	$6,882	$13,599

Operating lease liabilities, current	$2,362	$9,163

Total operating lease liabilities	$2,362	$9,163

Other information about the Company’s leases is as follows:

	For the Six Months Ended June 30,
	2025	2024
Operating cash flows used in operating leases	$12,558	$12,120
Weighted average remaining lease term (years)	0.54	0.60
Weighted average discount rate	4.75%	4.75%